UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09377

The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Dividend Growth Fund

Class AAA - GABBX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABBX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class AAA	$103	2.01%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Dividend Growth Fund underperformed its broad-based and comparative benchmarks the S&P 500, MSCI USA High Dividend Yield, and Lipper Large Cap Value Fund Indices. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a material flattening of the yield curve. Contributors included Moderna, Inc., Hewlett Packard Enterprise Co., and Merck & Co, Inc. Detractors included Toyota Motor Corp., Fidelity National Information Services, and HubSpot, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Dividend Growth Fund - Class AAA	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
06/16	10,000	10,000	10,000	10,000
06/17	11,689	11,790	11,308	11,798
06/18	12,273	13,484	12,403	12,889
06/19	13,034	14,889	13,784	13,838
06/20	12,169	16,007	13,296	13,027
06/21	17,234	22,537	17,104	18,784
06/22	15,130	20,143	16,961	17,362
06/23	16,600	24,090	18,038	19,782
06/24	18,033	30,006	20,328	23,525
06/25	20,332	34,555	22,406	26,851
06/26	23,880	42,268	26,670	32,898

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class AAA	7.30%	17.45%	6.74%	9.09%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI USA High Dividend Yield Index	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index	11.23%	22.52%	11.86%	12.65%

Fund Statistics

  Total Net Assets$21,825,183
  Number of Portfolio Holdings59
  Portfolio Turnover Rate23%
  Management Fees$56,669

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABBX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Merck & Co. Inc.	5.3%
Amazon.com Inc.	4.2%
Alphabet Inc.	3.2%
Citigroup Inc.	3.2%
The PNC Financial Services Group Inc.	3.2%
Mondelez International Inc.	2.9%
Belden Inc.	2.6%
American International Group Inc.	2.6%
The Cigna Group	2.5%
PPL Corp.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.3%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	13.9%
Health Care	12.9%
Diversified Industrial	9.8%
Energy	8.7%
Retail	7.5%
Business Services	6.1%
Food and Beverage	6.0%
Computer Software and Services	5.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	0.6%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - GABBX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GABBX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABBX-26-SATSR

The Gabelli Dividend Growth Fund

Class C - GBCCX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GBCCX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class C	$142	2.76%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Dividend Growth Fund underperformed its broad-based and comparative benchmarks the S&P 500, MSCI USA High Dividend Yield, and Lipper Large Cap Value Fund Indices. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a material flattening of the yield curve. Contributors included Moderna, Inc., Hewlett Packard Enterprise Co., and Merck & Co, Inc. Detractors included Toyota Motor Corp., Fidelity National Information Services, and HubSpot, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Dividend Growth Fund - Class C	The Gabelli Dividend Growth Fund - Class C (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
06/16	10,000	10,000	10,000	10,000	10,000
06/17	11,607	11,607	11,790	11,308	11,798
06/18	12,098	12,098	13,484	12,403	12,889
06/19	12,748	12,748	14,889	13,784	13,838
06/20	11,815	11,815	16,007	13,296	13,027
06/21	16,604	16,604	22,537	17,104	18,784
06/22	14,468	14,468	20,143	16,961	17,362
06/23	15,760	15,760	24,090	18,038	19,782
06/24	16,994	16,994	30,006	20,328	23,525
06/25	19,021	19,021	34,555	22,406	26,851
06/26	22,169	22,169	42,268	26,670	32,898

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class C	6.89%	16.55%	5.95%	8.29%
The Gabelli Dividend Growth Fund - Class C (includes sales charge)	5.89%	15.55%	5.95%	8.29%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI USA High Dividend Yield Index	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index	11.23%	22.52%	11.86%	12.65%

Fund Statistics

  Total Net Assets$21,825,183
  Number of Portfolio Holdings59
  Portfolio Turnover Rate23%
  Management Fees$56,669

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GBCCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Merck & Co. Inc.	5.3%
Amazon.com Inc.	4.2%
Alphabet Inc.	3.2%
Citigroup Inc.	3.2%
The PNC Financial Services Group Inc.	3.2%
Mondelez International Inc.	2.9%
Belden Inc.	2.6%
American International Group Inc.	2.6%
The Cigna Group	2.5%
PPL Corp.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.3%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	13.9%
Health Care	12.9%
Diversified Industrial	9.8%
Energy	8.7%
Retail	7.5%
Business Services	6.1%
Food and Beverage	6.0%
Computer Software and Services	5.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	0.6%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C - GBCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GBCCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCCX-26-SATSR

The Gabelli Dividend Growth Fund

Class I - GBCIX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GBCIX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class I	$52	1.00%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Dividend Growth Fund underperformed its broad-based and comparative benchmarks the S&P 500, MSCI USA High Dividend Yield, and Lipper Large Cap Value Fund Indices. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a material flattening of the yield curve. Contributors included Moderna, Inc., Hewlett Packard Enterprise Co., and Merck & Co, Inc. Detractors included Toyota Motor Corp., Fidelity National Information Services, and HubSpot, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Dividend Growth Fund - Class I	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
06/16	10,000	10,000	10,000	10,000
06/17	11,780	11,790	11,308	11,798
06/18	12,498	13,484	12,403	12,889
06/19	13,410	14,889	13,784	13,838
06/20	12,638	16,007	13,296	13,027
06/21	18,085	22,537	17,104	18,784
06/22	16,036	20,143	16,961	17,362
06/23	17,777	24,090	18,038	19,782
06/24	19,514	30,006	20,328	23,525
06/25	22,219	34,555	22,406	26,851
06/26	26,368	42,268	26,670	32,898

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class I	7.84%	18.68%	7.83%	10.18%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI USA High Dividend Yield Index	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index	11.23%	22.52%	11.86%	12.65%

Fund Statistics

  Total Net Assets$21,825,183
  Number of Portfolio Holdings59
  Portfolio Turnover Rate23%
  Management Fees$56,669

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GBCIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Merck & Co. Inc.	5.3%
Amazon.com Inc.	4.2%
Alphabet Inc.	3.2%
Citigroup Inc.	3.2%
The PNC Financial Services Group Inc.	3.2%
Mondelez International Inc.	2.9%
Belden Inc.	2.6%
American International Group Inc.	2.6%
The Cigna Group	2.5%
PPL Corp.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.3%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	13.9%
Health Care	12.9%
Diversified Industrial	9.8%
Energy	8.7%
Retail	7.5%
Business Services	6.1%
Food and Beverage	6.0%
Computer Software and Services	5.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	0.6%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class I - GBCIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GBCIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCIX-26-SATSR

The Gabelli Dividend Growth Fund

Class A - GBCAX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GBCAX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class A	$103	2.00%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Dividend Growth Fund underperformed its broad-based and comparative benchmarks the S&P 500, MSCI USA High Dividend Yield, and Lipper Large Cap Value Fund Indices. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a material flattening of the yield curve. Contributors included Moderna, Inc., Hewlett Packard Enterprise Co., and Merck & Co, Inc. Detractors included Toyota Motor Corp., Fidelity National Information Services, and HubSpot, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Dividend Growth Fund - Class A	The Gabelli Dividend Growth Fund - Class A (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
06/16	10,000	10,000	10,000	10,000	10,000
06/17	11,687	11,015	11,790	11,308	11,798
06/18	12,274	11,568	13,484	12,403	12,889
06/19	13,036	12,286	14,889	13,784	13,838
06/20	12,163	11,463	16,007	13,296	13,027
06/21	17,226	16,235	22,537	17,104	18,784
06/22	15,124	14,254	20,143	16,961	17,362
06/23	16,598	15,644	24,090	18,038	19,782
06/24	18,032	16,996	30,006	20,328	23,525
06/25	20,334	19,165	34,555	22,406	26,851
06/26	23,886	22,513	42,268	26,670	32,898

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class A	7.33%	17.47%	6.76%	9.10%
The Gabelli Dividend Growth Fund - Class A (includes sales charge)	1.15%	10.71%	5.50%	8.45%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI USA High Dividend Yield Index	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index	11.23%	22.52%	11.86%	12.65%

Fund Statistics

  Total Net Assets$21,825,183
  Number of Portfolio Holdings59
  Portfolio Turnover Rate23%
  Management Fees$56,669

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GBCAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Merck & Co. Inc.	5.3%
Amazon.com Inc.	4.2%
Alphabet Inc.	3.2%
Citigroup Inc.	3.2%
The PNC Financial Services Group Inc.	3.2%
Mondelez International Inc.	2.9%
Belden Inc.	2.6%
American International Group Inc.	2.6%
The Cigna Group	2.5%
PPL Corp.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.3%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	13.9%
Health Care	12.9%
Diversified Industrial	9.8%
Energy	8.7%
Retail	7.5%
Business Services	6.1%
Food and Beverage	6.0%
Computer Software and Services	5.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	0.6%

The Gabelli Dividend Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A - GBCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GBCAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GBCAX-26-SATSR

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Dividend Growth Fund

Semiannual Report — June 30, 2026

Justin Bergner, CFA Portfolio Manager BA, Yale University MBA, Wharton School, University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class AAA Share of The Gabelli Dividend Growth Fund was 7.3% compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli Dividend Growth Fund

Financial Services	13.9%
Health Care	12.9%
Diversified Industrial	9.8%
Energy	8.7%
Retail	7.5%
Business Services	6.1%
Food and Beverage	6.0%
Computer Software and Services	5.5%
Cable and Satellite	4.9%
Entertainment	4.7%
U.S. Government Obligations	3.1%
Consumer Products	2.6%
Automotive	2.4%
Semiconductors	2.4%
Metals and Mining	1.7%
Wireless Telecommunication Services	1.5%
Environmental Services	1.5%
Paper Products	1.4%
Machinery	1.1%
Real Estate	0.9%
Specialty Chemicals	0.8%
Other Assets and Liabilities (Net)	0.6%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend Growth Fund

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.3%
	Automotive — 2.4%
900	Genuine Parts Co.	$89,866	$106,182
2,500	Toyota Motor Corp., ADR	446,327	421,050
		536,193	527,232
	Business Services — 6.1%
6,500	Fidelity National Information Services Inc.	391,979	252,720
2,100	HubSpot Inc.†	621,094	383,271
700	TopBuild Corp.†	296,574	248,171
1,300	Visa Inc., Cl. A	206,706	446,017
		1,516,353	1,330,179
	Cable and Satellite — 4.9%
15,000	Comcast Corp., Cl. A	418,720	368,250
4,300	EchoStar Corp., Cl. A†	366,425	436,450
10,000	Warner Bros Discovery Inc.†	93,581	266,600
		878,726	1,071,300
	Computer Software and Services — 5.5%
1,800	Airbnb Inc., Cl. A†	221,151	257,580
2,000	Alphabet Inc., Cl. C	119,938	706,660
5,000	Hewlett Packard Enterprise Co.	81,426	225,550
		422,515	1,189,790
	Consumer Products — 2.6%
4,700	Belden Inc.	556,405	563,577

	Diversified Industrial — 9.8%
3,200	Arcosa Inc.	295,361	464,928
1,400	Ferguson Enterprises Inc.	240,816	332,262
6,500	GXO Logistics Inc.†	281,605	329,550
900	Honeywell Aerospace Inc.†	53,543	198,972
900	Honeywell International Inc.	56,021	201,510
3,300	Textron Inc.	105,239	302,709
900	WESCO International Inc.	145,677	310,887
		1,178,262	2,140,818
	Energy — 8.7%
2,000	Chevron Corp.	221,451	331,520
4,000	EQT Corp.	217,835	212,680
6,500	Landis+Gyr Group AG	415,417	348,329
2,000	National Fuel Gas Co.	154,597	154,420
13,000	PPL Corp.	396,271	472,550
8,000	SLB Ltd.	297,305	371,920
		1,702,876	1,891,419
	Entertainment — 4.7%
1,000	Electronic Arts Inc.	203,017	205,040
1,000	Madison Square Garden Sports Corp.†	192,209	401,840
Shares		Cost	Market Value
1,700	Take-Two Interactive Software Inc.†	$225,290	$424,966
		620,516	1,031,846
	Environmental Services — 1.5%
1,500	Republic Services Inc.	119,063	319,620

	Financial Services — 13.9%
7,500	American International Group Inc.	481,205	558,975
5,000	Citigroup Inc.	250,801	699,800
7,000	Fifth Third Bancorp	319,012	394,590
1,100	Morgan Stanley	32,088	229,944
2,800	The PNC Financial Services Group Inc.	409,823	689,416
5,700	Wells Fargo & Co.	249,532	471,048
		1,742,461	3,043,773
	Food and Beverage — 6.0%
13,000	Keurig Dr Pepper Inc.	405,783	425,490
11,000	Mondelēz International Inc., Cl. A	512,170	636,240
2,300	The J.M. Smucker Co.	248,962	258,750
		1,166,915	1,320,480
	Health Care — 12.9%
9,000	Merck & Co. Inc.	619,881	1,156,500
4,000	Moderna Inc.†	101,392	280,120
1,900	Quest Diagnostics Inc.	317,481	402,705
2,000	The Cigna Group	554,408	551,360
5,000	Zimmer Biomet Holdings Inc.	545,518	430,450
		2,138,680	2,821,135
	Machinery — 1.1%
2,000	PACCAR Inc.	136,067	240,240

	Metals and Mining — 1.7%
4,000	Newmont Corp.	184,336	373,600

	Paper Products — 1.4%
8,000	International Paper Co.	294,331	304,800

	Real Estate — 0.9%
3,000	The St. Joe Co.	154,575	187,890

	Retail — 7.5%
3,000	Alibaba Group Holding Ltd., ADR	356,246	287,940
3,800	Amazon.com Inc.†	725,685	905,692
8,000	The Kroger Co.	422,924	444,240
		1,504,855	1,637,872
	Semiconductors — 2.4%
700	Microsoft Corp.	248,764	261,114

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Semiconductors (Continued)
900	NXP Semiconductors NV	$108,321	$252,927
		357,085	514,041
	Specialty Chemicals — 0.8%
1,333	DuPont de Nemours Inc.	90,493	180,853

	Wireless Telecommunication Services — 1.5%
2,000	T-Mobile US Inc.	339,250	335,460

	TOTAL COMMON STOCKS	15,639,957	21,025,925

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.1%
$680,000	U.S. Treasury Bills, 3.651% to 3.682%††, 09/03/26 to 11/19/26	674,045	673,919

	TOTAL INVESTMENTS — 99.4%	$16,314,002	21,699,844

	Other Assets and Liabilities (Net) — 0.6%		125,339

	NET ASSETS — 100.0%		$21,825,183

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $16,314,002)	$21,699,844
Cash	17,157
Receivable for investments sold	71,008
Receivable for Fund shares sold	735
Receivable from Adviser	7,874
Dividends receivable	43,163
Prepaid expenses	53,827
Total Assets	21,893,608
Liabilities:
Payable for investments purchased	16,702
Payable for investment advisory fees	18,137
Payable for distribution fees	2,725
Payable for legal and audit fees	19,726
Payable for shareholder services fees	6,026
Payable for custodian fees	5,109
Total Liabilities	68,425
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,148,519 shares outstanding)	$21,825,183

Net Assets Consist of:
Paid-in capital	$13,941,658
Total distributable earnings	7,883,525
Net Assets	$21,825,183

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($9,639,948 ÷ 508,591 shares outstanding)	$18.95
Class A:
Net Asset Value and redemption price per share ($2,394,949 ÷ 126,703 shares outstanding)	$18.90
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$20.05
Class C:
Net Asset Value and offering price per share ($89,749 ÷ 5,668 shares outstanding)	$15.83	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($9,700,537 ÷ 507,557 shares outstanding)	$19.11

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,009)	$187,719
Interest	21,063
Total Investment Income	208,782
Expenses:
Investment advisory fees	107,074
Distribution fees - Class AAA	12,934
Distribution fees - Class A	2,842
Distribution fees - Class C	1,168
Shareholder communications expenses	27,849
Registration expenses	20,389
Legal and audit fees	19,402
Shareholder services fees	12,191
Trustees’ fees	9,000
Custodian fees	3,906
Interest expense	508
Miscellaneous expenses	5,873
Total Expenses	223,136
Less:
Expense reimbursements (See Note 3)	(50,405)
Net Expenses	172,731
Net Investment Income	36,051

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	2,479,819
Net realized loss on foreign currency transactions	(563)
Net realized gain on investments and foreign currency transactions	2,479,256
Net change in unrealized appreciation/(depreciation):
on investments	(997,174)
on foreign currency translations	7
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(997,167)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,482,089
Net Increase in Net Assets Resulting from Operations	$1,518,140

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$36,051	$74,937
Net realized gain on investments and foreign currency transactions	2,479,256	2,315,861
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(997,167)	849,751
Net Increase in Net Assets Resulting from Operations	1,518,140	3,240,549

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(1,140,285)
Class A	—	(244,697)
Class C	—	(39,536)
Class I	—	(955,892)
Total Distributions to Shareholders	—	(2,380,410)

Shares of Beneficial Interest Transactions:
Class AAA	(1,187,059)	101,607
Class A	86,461	(75,706)
Class C	(276,348)	68,953
Class I	1,161,817	1,540,425
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(215,129)	1,635,279

Redemption Fees	—	6

Net Increase in Net Assets	1,303,011	2,495,424

Net Assets:
Beginning of year	20,522,172	18,026,748
End of period	$21,825,183	$20,522,172

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$17.66	$(0.01)	$1.30	$1.29	$—	$—	$—	$—	$—	$18.95	7.30%	$9,640	(0.07	)%(f)	2.18	%(f)	2.01	%(f)	23%
2025	16.91	0.01	2.97	2.98	—	(2.23)	—	(2.23)	0.00	17.66	17.49	10,109	0.04		2.01		2.00		31
2024	17.26	0.02	1.75	1.77	(0.03)	(2.09)	—	(2.12)	0.00	16.91	10.21	9,545	0.10		2.65		2.00		23
2023	16.27	0.03	1.20	1.23	(0.02)	(0.22)	—	(0.24)	0.00	17.26	7.61	13,619	0.18		2.70		2.01		19
2022	18.31	(0.03)	(1.73)	(1.76)	—	(0.24)	(0.04)	(0.28)	0.00	16.27	(9.60)	13,619	(0.18)		2.33		2.00		19
2021	16.95	0.02	3.40	3.42	(0.01)	(2.05)	—	(2.06)	0.00	18.31	20.18	15,600	0.10		2.17		2.00		26
Class A
2026(e)	$17.61	$(0.01)	$1.30	$1.29	$—	$—	$—	$—	$—	$18.90	7.33%	$2,395	(0.06	)%(f)	2.18	%(f)	2.00	%(f)	23%
2025	16.86	0.01	2.96	2.97	—	(2.22)	—	(2.22)	0.00	17.61	17.50	2,147	0.04		2.01		2.00		31
2024	17.19	0.02	1.75	1.77	(0.01)	(2.09)	—	(2.10)	0.00	16.86	10.23	2,141	0.11		2.65		2.00		23
2023	16.21	0.03	1.20	1.23	(0.03)	(0.22)	—	(0.25)	0.00	17.19	7.61	1,996	0.17		2.70		2.01		19
2022	18.25	(0.03)	(1.73)	(1.76)	—	(0.24)	(0.04)	(0.28)	0.00	16.21	(9.64)	2,324	(0.16)		2.33		2.00		19
2021	16.90	0.02	3.39	3.41	(0.01)	(2.05)	—	(2.06)	0.00	18.25	20.18	2,575	0.08		2.17		2.00		26
Class C
2026(e)	$14.81	$(0.07)	$1.09	$1.02	$—	$—	$—	$—	$—	$15.83	6.89%	$90	(0.87	)%(f)	2.93	%(f)	2.76	%(f)	23%
2025	14.28	(0.11)	2.51	2.40	—	(1.87)	—	(1.87)	0.00	14.81	16.67	353	(0.70)		2.76		2.75		31
2024	14.66	(0.10)	1.49	1.39	—	(1.77)	—	(1.77)	0.00	14.28	9.38	275	(0.65)		3.40		2.75		23
2023	13.91	(0.08)	1.02	0.94	—	(0.19)	—	(0.19)	0.00	14.66	6.75	506	(0.59)		3.45		2.76		19
2022	15.77	(0.14)	(1.48)	(1.62)	—	(0.20)	(0.04)	(0.24)	0.00	13.91	(10.26)	648	(0.94)		3.08		2.75		19
2021	14.94	(0.11)	2.99	2.88	—	(2.05)	—	(2.05)	0.00	15.77	19.27	963	(0.66)		2.92		2.75		26
Class I
2026(e)	$17.72	$0.09	$1.30	$1.39	$—	$—	$—	$—	$—	$19.11	7.84%	$9,701	0.96	%(f)	1.93	%(f)	1.00	%(f)	23%
2025	16.94	0.19	3.01	3.20	(0.16)	(2.26)	—	(2.42)	0.00	17.72	18.75	7,913	1.05		1.70		1.00		31
2024	17.21	0.20	1.76	1.96	(0.12)	(2.11)	—	(2.23)	0.00	16.94	11.28	6,066	1.12		2.40		1.00		23
2023	16.23	0.20	1.21	1.41	(0.21)	(0.22)	—	(0.43)	0.00	17.21	8.70	2,189	1.18		2.45		1.01		19
2022	18.38	0.13	(1.74)	(1.61)	(0.26)	(0.24)	(0.04)	(0.54)	0.00	16.23	(8.70)	2,227	0.77		2.08		1.00		19
2021	17.00	0.21	3.43	3.64	(0.21)	(2.05)	—	(2.26)	0.00	18.38	21.40	4,615	1.08		1.92		1.00		26

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense. For the years ended December 31, 2024 and 2023, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I). For all remaining periods, there was no material impact on the expense ratios.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, if credits had not been received, the expense ratios would have been 2.01% (Class AAA and Class A), 2.76% (Class C), and 1.01% (Class I), respectively. For all remaining years, there was no material impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend Growth Fund (the Fund) was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term growth of capital with current income as a secondary objective. The Fund commenced investment operations on August 26, 1999.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Desginee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$21,025,925	—	$21,025,925
U.S. Government Obligations	—	$673,919	673,919
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$21,025,925	$673,919	$21,699,844

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$181,196
Net long term capital gains	2,199,214
Total distributions paid	$2,380,410

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026.

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$16,341,431	$6,149,833	$(791,420)	$5,358,413

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

Through April 30, 2027, the Adviser has agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund’s annualized total operating expenses (exclusive of brokerage fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 1.00%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2026, the Adviser reimbursed expenses in the amount of $50,405. The Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing respective percentage limitations, after giving effect to the recovery by the Adviser. At June 30, 2026, the cumulative amount which the Fund may repay the Adviser is $245,996. The amended agreement is renewable annually.

For the year ended December 31, 2024, expiring December 31, 2026	$148,229
For the year ended December 31, 2025, expiring December 31, 2027	47,362
For the six months ended June 30, 2026, expiring December 31, 2028	50,405
$245,996

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities aggregated $4,780,742 and $4,843,377, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid $886 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $297 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2026.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026,the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	58,785	$1,109,872	122,608	$2,154,142
Shares issued upon reinvestment of distributions	—	—	62,822	1,120,109
Shares redeemed	(122,558)	(2,296,931)	(177,688)	(3,172,645)
Net increase/(decrease)	(63,773)	$(1,187,059)	7,742	$101,606
Class A
Shares sold	13,442	$243,085	11,447	$207,451
Shares issued upon reinvestment of distributions	—	—	13,763	244,697
Shares redeemed	(8,652)	(156,624)	(30,288)	(527,854)
Net increase/(decrease)	4,790	$86,461	(5,078)	$(75,706)
Class C
Shares sold	—	—	2,444	$38,000
Shares issued upon reinvestment of distributions	—	—	2,645	39,536
Shares redeemed	(18,135)	$(276,348)	(525)	(8,583)
Net increase/(decrease)	(18,135)	$(276,348)	4,564	$68,953
Class I
Shares sold	71,683	$1,359,539	67,340	$1,185,995
Shares issued upon reinvestment of distributions	—	—	51,927	928,975
Shares redeemed	(10,658)	(197,722)	(30,724)	(574,545)
Net increase	61,025	$1,161,817	88,543	$1,540,425

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2026, the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC. Justin rejoined Gabelli & Company in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics and Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former President & Chief
Executive Officer,
American Gaming Association

Mary E. Hauck
Former Senior Portfolio
Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q226SAR

GABELLI FUNDS

THE GABELLI DIVIDEND GROWTH FUND

Semiannual Report
June 30, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$17.66	$(0.01)	$1.30	$1.29	$—	$—	$—	$—	$—	$18.95	7.30%	$9,640	(0.07	)%(f)	2.18	%(f)	2.01	%(f)	23%
2025	16.91	0.01	2.97	2.98	—	(2.23)	—	(2.23)	0.00	17.66	17.49	10,109	0.04		2.01		2.00		31
2024	17.26	0.02	1.75	1.77	(0.03)	(2.09)	—	(2.12)	0.00	16.91	10.21	9,545	0.10		2.65		2.00		23
2023	16.27	0.03	1.20	1.23	(0.02)	(0.22)	—	(0.24)	0.00	17.26	7.61	13,619	0.18		2.70		2.01		19
2022	18.31	(0.03)	(1.73)	(1.76)	—	(0.24)	(0.04)	(0.28)	0.00	16.27	(9.60)	13,619	(0.18)		2.33		2.00		19
2021	16.95	0.02	3.40	3.42	(0.01)	(2.05)	—	(2.06)	0.00	18.31	20.18	15,600	0.10		2.17		2.00		26
Class A
2026(e)	$17.61	$(0.01)	$1.30	$1.29	$—	$—	$—	$—	$—	$18.90	7.33%	$2,395	(0.06	)%(f)	2.18	%(f)	2.00	%(f)	23%
2025	16.86	0.01	2.96	2.97	—	(2.22)	—	(2.22)	0.00	17.61	17.50	2,147	0.04		2.01		2.00		31
2024	17.19	0.02	1.75	1.77	(0.01)	(2.09)	—	(2.10)	0.00	16.86	10.23	2,141	0.11		2.65		2.00		23
2023	16.21	0.03	1.20	1.23	(0.03)	(0.22)	—	(0.25)	0.00	17.19	7.61	1,996	0.17		2.70		2.01		19
2022	18.25	(0.03)	(1.73)	(1.76)	—	(0.24)	(0.04)	(0.28)	0.00	16.21	(9.64)	2,324	(0.16)		2.33		2.00		19
2021	16.90	0.02	3.39	3.41	(0.01)	(2.05)	—	(2.06)	0.00	18.25	20.18	2,575	0.08		2.17		2.00		26
Class C
2026(e)	$14.81	$(0.07)	$1.09	$1.02	$—	$—	$—	$—	$—	$15.83	6.89%	$90	(0.87	)%(f)	2.93	%(f)	2.76	%(f)	23%
2025	14.28	(0.11)	2.51	2.40	—	(1.87)	—	(1.87)	0.00	14.81	16.67	353	(0.70)		2.76		2.75		31
2024	14.66	(0.10)	1.49	1.39	—	(1.77)	—	(1.77)	0.00	14.28	9.38	275	(0.65)		3.40		2.75		23
2023	13.91	(0.08)	1.02	0.94	—	(0.19)	—	(0.19)	0.00	14.66	6.75	506	(0.59)		3.45		2.76		19
2022	15.77	(0.14)	(1.48)	(1.62)	—	(0.20)	(0.04)	(0.24)	0.00	13.91	(10.26)	648	(0.94)		3.08		2.75		19
2021	14.94	(0.11)	2.99	2.88	—	(2.05)	—	(2.05)	0.00	15.77	19.27	963	(0.66)		2.92		2.75		26
Class I
2026(e)	$17.72	$0.09	$1.30	$1.39	$—	$—	$—	$—	$—	$19.11	7.84%	$9,701	0.96	%(f)	1.93	%(f)	1.00	%(f)	23%
2025	16.94	0.19	3.01	3.20	(0.16)	(2.26)	—	(2.42)	0.00	17.72	18.75	7,913	1.05		1.70		1.00		31
2024	17.21	0.20	1.76	1.96	(0.12)	(2.11)	—	(2.23)	0.00	16.94	11.28	6,066	1.12		2.40		1.00		23
2023	16.23	0.20	1.21	1.41	(0.21)	(0.22)	—	(0.43)	0.00	17.21	8.70	2,189	1.18		2.45		1.01		19
2022	18.38	0.13	(1.74)	(1.61)	(0.26)	(0.24)	(0.04)	(0.54)	0.00	16.23	(8.70)	2,227	0.77		2.08		1.00		19
2021	17.00	0.21	3.43	3.64	(0.21)	(2.05)	—	(2.26)	0.00	18.38	21.40	4,615	1.08		1.92		1.00		26

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense. For the years ended December 31, 2024 and 2023, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I). For all remaining periods, there was no material impact on the expense ratios.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, if credits had not been received, the expense ratios would have been 2.01% (Class AAA and Class A), 2.76% (Class C), and 1.01% (Class I), respectively. For all remaining years, there was no material impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$3,500
Mary E. Hauck	$2,500
Werner J. Roeder	$3,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 10, 2026, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1) The nature, extent and quality of services provided by the Adviser

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund (including the purchase and sale of portfolio securities), overseeing all the Fund’s third party service providers, and providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged BNY, at the Adviser’s expense, to assist it in performing certain of its administrative functions.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long-standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2) The performance of the Fund and the Adviser

The Independent Board Members reviewed the short, medium, and long-term performance (as of December 31, 2025) of the Fund against a peer group of eight other comparable funds prepared by the Adviser (the “Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-year period, third quartile for the three- and five-year periods, and fourth quartile for the ten-year period, as measured against the Adviser Performance Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one-year performance period, the fourth quintile for the three-year performance period, and in the fifth quintile for the five and ten-year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Groups.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high-quality services that it has provided the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered several factors. First, the Board Members compared the level of the advisory fee for the Fund against an expense peer group prepared by the Adviser (the “Adviser Expense Peer Group”) and against an expense peer group of institutional multi-cap value funds selected by Broadridge (the “Broadridge Expense Peer Group,” and together with the Adviser Expense Peer Group, the “Expense Peer Groups”). The Independent Board Members noted that the contractual advisory fee was above average in both Expense Peer Groups. However, they also noted that the actual advisory fees charged were effectively zero due to the Fee Waiver and Expense Deferral Agreement. The Independent Board Members also noted that the Fund’s total expense ratios were above average within each Expense Peer Group and that the Fund’s size was below average within the Adviser Expense Peer Group and below the median within the Broadridge Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were comparable to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma income statements of the Adviser for the year ended December 31, 2025. The Board Members considered one analysis for the Adviser with respect to its profitability as a whole, and a second analysis for the Adviser with respect to the profitability of its advisory relationship with the Fund. With respect to the Fund-specific profitability analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately considered any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Advisory Agreement and Fee Waiver and Expense Deferral Agreement. The Board Members based their decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend Growth Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.